JPMORGAN TRUST I

270 PARK AVENUE

NEW YORK, NEW YORK 10017

March 7, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

RE:	JPMorgan Trust I (the “Trust”), on behalf of the

J.P. Morgan Funds listed on Appendix A (the “Funds”)

File Nos. 333-103022 and 811-21295

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 and under the Investment Company Act of 1940, exhibits containing interactive data format risk/return summary information for the Funds. These exhibits contain the risk/return summary information in the prospectuses for the Funds dated November 1, 2012, as supplemented. The purpose of this filing is to submit the XBRL information from the Rule 497 filing dated March 1, 2013 for the Funds.

Please contact the undersigned at 212-648-2085 if you have any questions concerning this filing.

Very truly yours,
/s/ John T. Fitzgerald
John T. Fitzgerald Assistant Secretary

cc: Vincent Di Stefano

Appendix A

JPMorgan Access Balanced Fund

JPMorgan Access Growth Fund

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase